Pension obligations (Narrative) (Details) - Pension obligations [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Year	Dec. 31, 2019
Statements [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 12,437
Weighted average duration of defined benefit obligation	21 years 2 months 12 days	19 years 3 months 18 days
Return on plan assets, percentage	10.80%	15.10%
Actuarial assumption of discount rates [Member]
Statements [Line Items]
Reasonably possible increase in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (22,846)
Reasonably possible decrease in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 26,250
Actuarial assumption of expected rates of salary increases [Member]
Statements [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3,526
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (3,158)
Actuarial assumptions of life expectancy [Member]
Statements [Line Items]
Reasonably possible increase in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,978
Reasonably possible decrease in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (3,039)
Active members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation	22 years 3 months 18 days	19 years 8 months 12 days
Deferred members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation	21 years 10 months 24 days	22 years
Retired members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation	12 years	10 years 6 months